Insurance services - Summary of Information Regarding the Estimated Future Amortisation of VOBA Intangibles Over the Next Five Years (Detail) - Mar. 31, 2026 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Separate Accounts Disclosure [Abstract]
2027	₨ 12,539.0	$ 133.6
2028	10,804.5	115.1
2029	9,247.9	98.6
2030	8,350.6	89.0
2031	₨ 7,610.7	$ 81.1